Intangible Asset - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 756,131,422	$ 15,171,170
Explanation of period over which management has projected cash flows	5-year period
Discount rate applied to cash flow projections	18.01%
Growth rate used to extrapolate cash flow projections	1.56%
Later than five years [member]
Disclosure of detailed information about intangible assets [line items]
Explanation of period over which management has projected cash flows	beyond the 5-year period
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ 720,352,596
Intangible assets other than goodwill	721,624,079	0
Brand names [member] | Fashion And Luxury Media Advertising And Marketing Services Cash Generating Unit [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	726,375,807
Archived Images [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets and goodwill	3,901,193
Intangible assets other than goodwill	3,901,193	$ 0
Licences [member] | Fashion And Luxury Media Advertising And Marketing Services Cash Generating Unit [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 3,901,193